Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization
(1)	Organization

Allianz Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is a wholly owned subsidiary of Allianz of America, Inc. (AZOA). AZOA is a wholly owned subsidiary of Allianz Europe B.V., which is a wholly owned subsidiary of Allianz SE. Allianz SE is a European Company registered in Munich, Germany.

(1)	Organization

Allianz Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is a wholly owned subsidiary of Allianz of America, Inc. (AZOA). AZOA is a wholly owned subsidiary of Allianz Europe B.V., which is a wholly owned subsidiary of Allianz SE. Allianz SE is a European Company registered in Munich, Germany.

The Company is a life insurance company licensed to sell annuity, group and traditional life, individual long-term care and group accident and health policies in six states and the District of Columbia. Based on 2015 statutory net premium written, 99% of the Company’s business is annuity. Accident and health, and life insurance combined, amount to 1% of the Company’s business. The annuity business consists of variable and variable-indexed annuities representing 80% and 20% of 2015 statutory annuity net premium written, respectively. Accident and health business comprises primarily long-term care (LTC) insurance. The Company has discontinued selling fixed annuity, life and LTC products. The Company’s primary distribution channel is through broker-dealers.